Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Commodity Price Risk) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) t	Feb. 11, 2021 t $ / T	Dec. 31, 2020 $ / T	Dec. 31, 2020 gal	Dec. 31, 2020 $ / gal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in sales due to price changes of commodity	$ (2,800)
Liquidity amount available	187,100
Silver Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 1,154
Change percentage, commodity	10.00%
Gold Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 562
Change percentage, commodity	10.00%
Increase (decrease) in sales due to price changes of commodity		$ 3,300
Lead Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 343
Change percentage, commodity	10.00%
Aggregate quantity of zero cost collars | t			6,237
Floor Price | $ / T			2,000
Cap Price | $ / T			2,125
Zinc Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 318
Change percentage, commodity	10.00%
Aggregate quantity of zero cost collars | t		12,300
Floor Price | $ / T				2,600
Cap Price | $ / T				2,900
Heating Oil Commodity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate quantity of zero cost collars | gal					720,000
Floor Price | $ / gal						1.40
Cap Price | $ / gal						1.6150
Heating Oil Commodity [Member] | Swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate forward- swap					720,000	1.52
Jet Fuel Commodity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate quantity of zero cost collars | gal					1,680,000
Floor Price | $ / gal						1.30
Cap Price | $ / gal						1.4775
Jet Fuel Commodity [Member] | Swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate forward- swap					1,680,000	1.438